Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,351)	$ (32,685)	$ (172,726)	$ (266,695)	$ (48,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	357	388	775	800	45
Amortization of operating lease right-of-use asset	732	1,320	2,767	2,383	704
Changes in fair value of warrant liabilities	45	153	(236)	(212)	238
Investment loss					13
Loss of impairment on investments			15,918		2,959
Impairment of property and equipment				3,183
Disposal loss of property and equipment	126	21	37
Lawsuit provision			22,143
Inventory write-downs	670		890	16,107
Reversal of expected credit losses	(1,049)		65,653	85,431
Impairment loss	606		15,918		2,959
Financial expenses on PIPE		15,000	36,137	30,000	3,863
Gain from dissolution of a subsidiary				90
Interests on loans from a third party	900	433	1,751	3,578
Gain on settlement of loans from a third party					(658)
Gain on settlement of payables associated with litigations					(1,053)
Individual income tax expenses of settlement of employee lawsuits					1,498
Share-based compensation				23,338	3,197
Accounts payable exemption treated as capital injection				2,440
Loss of early termination of operating lease	55	31	74
Changes in assets and liabilities:
Accounts receivable, current	(19)	824	847	(6,269)
Advance to supplier	260	22	(329)	13,777	(1,476)
Inventories	856	4,825	28,921	2,635	(1,670)
Prepaid expenses and other current assets	(153)	1,203	715	(54,447)	(11,412)
Accounts receivable, non-current				(3,829)
Amounts due from/due to related parties	476	766	54	53	(11,507)
PIPE escrow account			55,000	15,000	(100,000)
Operating lease	(1,127)	(1,089)	(3,033)	(1,671)	(564)
Accounts payable	(55)	(4,537)	(24,255)	(4,134)	(2,456)
Advance from customers			(299)	383
Accrued expenses and other current liabilities	(1,354)	(8,029)	2,772	13	(11,490)
Net cash used in operating activities	(1,025)	(21,354)	33,577	(138,046)	(178,012)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(25)	(160)	(5,509)	(1,207)
Purchases of intangible asset			(17)	(41)	(7)
Proceeds from disposal of property and equipment	124		63
Loan to related parties	(41)		(542)	(15,679)	(1,490)
Recovery of loan to related parties					5,841
Loan to a third party					(7,000)
Purchases of long-term investments					(2,972)
Net cash provided by (used in) investing activities	83	(25)	(656)	(21,229)	(6,835)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties	782				2,359
Loan proceeds from related parties, noncurrent					5,045
Repayments of loan from related parties	(54)			(4,658)
Proceeds from convertible debt					2,229
Repayments of convertible debt					(2,229)
Loan proceeds from a third party	136				272
Repayments of loan from third parties				(7,909)	(6,150)
Payments of offering costs					(15,076)
Proceeds from issuance of ordinary shares					3
Cash acquired on reverse recapitalization					9
Proceeds from PIPE					400,000
Payments of financial expenses			(55,000)	(15,000)
Proceeds from execution of warrants				588	6,748
Net cash provided by financing activities	864		(55,000)	(26,979)	393,210
Effect of exchange rate changes	99	91	(24)	(2,366)	3,587
Net increase (decrease) in cash and cash equivalents	21	(21,288)	(22,103)	(188,620)	211,950
Cash and cash equivalents and restricted cash, at beginning of the period	1,287	23,390	23,390	212,010	60
Cash and cash equivalents and restricted cash, at end of the period	1,308	2,102	1,287	23,390	212,010
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu					3,338
Repayments of Magic loan by My Car					3,056
Expenses paid by a third party on behalf of the Company	407				6,083
Expenses paid by related parties on behalf of the Company			54	53	3,224
The claim on My Car transferred to Mr. Nan Wu					1,490
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid			$ 10,000	$ 748	$ 84